UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3848
                                   ------------


                       AXP HIGH YIELD INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:   11/30
                         --------------

AXP(R)
   High Yield Bond
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2003

AXP High Yield Bond Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

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(logo)                                                               (logo)
American                                                            AMERICAN
  Express(R)                                                         EXPRESS(R)
 Funds
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

Table of Contents

Fund Snapshot                                                3

Questions & Answers
   with Portfolio Management                                 4

Investments in Securities                                    8

Financial Statements (Portfolio)                            18

Notes to Financial Statements (Portfolio)                   21

Financial Statements (Fund)                                 25

Notes to Financial Statements (Fund)                        28

Proxy Voting                                                34

(Dalbar logo)

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF NOV. 30, 2003

PORTFOLIO MANAGER

Portfolio manager                                Scott Schroepfer, CFA*
Since                                                              3/99
Years in industry                                                    16

* This Fund is managed by a team of portfolio managers led by Scott Schroepfer. This team works in conjunction with the high-yield team led by Jennifer Ponce de Leon.

FUND OBJECTIVE

For investors primarily seeking high current income and, secondarily, capital growth.

Inception dates
A: 12/8/83      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: INEAX        B: IEIBX        C: APECX        Y: --

Total net assets                                         $2.705 billion

Number of holdings                                                  289

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT   INT   LONG
                    HIGH
                    MEDIUM   QUALITY
         X          LOW

SECTOR COMPOSITION

Percentage of portfolio assets

[pie chart]

Consumer discretionary  29.5%
Materials  14.4%
Telecommunications  10.1%
Utilities  9.5%
Industrials  9.2%
Consumer staples  5.9%
Energy  5.4%
Health care  4.9%
Financials  4.2%
Short-term securities  3.4%
Other  2.9%
Technology  0.6%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

BBB bonds                                                           0.7%
BB bonds                                                           19.3
B bonds                                                            59.1
CCC bonds                                                          15.2
CC bond                                                             0.7
C bonds                                                             0.4
D bonds                                                             0.1
Non-rated bonds                                                     4.5

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Higher yield corporate "junk" bond prices may fluctuate more broadly than prices of higher quality bonds. Risk of principal and income also is greater than with higher quality securities.

Fund holdings are subject to change.

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3  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Schroepfer discusses the Fund's positioning and results for the six months ended Nov. 30, 2003.

Q: How did the AXP High Yield Bond Fund perform for the first half of the current fiscal year?

A: AXP High Yield Bond Fund's Class A shares rose 9.61%, excluding sales charge for the six month period ended Nov. 30, 2003. This was in line with the JP Morgan Global High Yield Index, which rose 9.62%. The Fund outperformed the Lipper High Yield Funds Index, representing the Fund's peer group, which rose 9.41% for the same time frame.

Q:   What factors affected the Fund's results?

A: The Fund's strong performance was due primarily to the strategy we put into place to add riskier CCC rated securities. These lower credit quality bonds rebounded dramatically during the high yield market rally and did not drop in price as much as higher rated bonds during a short-lived sell-off in late summer/early autumn. We maintained the Fund's emphasis on B rated bonds and only added the CCC rated securities in a selective fashion, being careful to manage position sizes. Based on the success of this strategy, we felt we could take on more risk to enhance returns, so we increased our weighting of CCC rated bonds. We followed this strategy through most of the

(bar graph)
                       PERFORMANCE COMPARISON
            For the six-month period ended Nov. 30, 2003
10%   (bar 1)           (bar 2)            (bar 3)
 8%   +9.61%            +9.62%              +9.41%
 6%
 4%
 2%
 0%

(bar 1) AXP High Yield Bond Fund Class A (excluding sales charge)
(bar 2) JP Morgan Global High Yield Index(1) (unmanaged)
(bar 3) Lipper High Yield Funds Index(2)

(1) JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> We were clearly focused on managing downside risk through careful monitoring of securities held, enhancing the Fund's diversification and avoiding certain securities and sectors.(end callout quote)

     six-month reporting period. Throughout this process, we were clearly focused on managing downside risk through careful monitoring of securities held, enhancing the Fund's diversification and avoiding certain securities and sectors.

     We moved the Fund's stance to a more cyclically oriented one, by adding slightly to its industrial, chemical and

AVERAGE ANNUAL TOTAL RETURNS

                                Class A                Class B                  Class C                 Class Y
(Inception dates)              (12/8/83)              (3/20/95)                (6/26/00)               (3/20/95)
                          NAV(1)    POP(2)       NAV(1)   After CDSC(3)   NAV(1)  After CDSC(4)    NAV(5)     POP(5)
as of Nov. 30, 2003
6 month*                 +9.61%    +4.39%       +9.19%     +4.19%        +9.23%      +8.23%       +9.69%     +9.69%
1 year                  +22.60%   +16.79%      +21.69%    +17.69%       +21.79%     +21.79%      +22.79%    +22.79%
5 years                  +2.55%    +1.56%       +1.77%     +1.64%          N/A         N/A        +2.69%     +2.69%
10 years                 +4.93%    +4.42%         N/A        N/A           N/A         N/A          N/A        N/A
Since inception            N/A       N/A        +4.93%     +4.93%        +2.23%      +2.23%       +5.87%     +5.87%

as of Dec. 31, 2003
6 months*                 +8.89%    +3.72%       +8.47%     +3.47%        +8.92%      +7.92%       +8.97%     +8.97%
1 year                   +25.81%   +19.84%      +24.86%    +20.86%       +24.99%     +24.99%      +26.00%    +26.00%
5 years                   +3.31%    +2.31%       +2.53%     +2.39%          N/A         N/A        +3.45%     +3.45%
10 years                  +4.97%    +4.46%         N/A        N/A           N/A         N/A          N/A        N/A
Since inception             N/A       N/A        +5.18%     +5.18%        +2.91%      +2.91%       +6.12%     +6.12%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Questions & Answers

     manufacturing holdings. Several specific bond holdings contributed to performance, including bonds of U.S. Steel, a large, integrated steel manufacturer that has lower operating costs and pension liabilities relative to its peers. The outlook for an improved economy and better steel prices benefited this sector.

     Bonds issued by Qwest, the telephone services firm operating in the upper Midwest and West, also performed well for the Fund during the fiscal period. In calendar year 2003, the company averted the severe financial distress faced by other telecommunications firms in part by selling off assets such as its telephone directory business.

     A third major contributor to the Fund's semiannual results were bonds issued by Crown Castle, a telecommunications tower company (tall structures that relay/transmit cellular phone signals). This sector was out of favor last year, but came back strongly. We felt that Crown Castle, in particular, had a stable business model and had the potential for providing attractive returns.

     A fourth holding that worked well for the Fund was Adams Outdoor, a company specializing in outdoor advertising. Adams Outdoor has reported outstanding results in a difficult advertising environment. The Fund owned private placement securities issued by the firm.

Q:   What changes did you make to the Fund's portfolio?

A: We have been adding holdings in economically sensitive sectors. One area that has worked well for the Fund is the telephone directory business (commonly known as "yellow pages").

     Holdings for the Fund included Dex Media, R.H. Donnelley and CBD Media. The Fund had a greater-than-index position in this area (2.5% of Fund assets compared to a 1% weighting in the Fund's benchmark). Even though these investments provided lower than average income potential, we believe that this subsector offers value that may potentially enhance the Fund's total return. In our view, there is less risk associated with this industry than other sectors, and this may help balance the Fund's overall risk profile.

     Compared to its benchmark index, the Fund held a greater-than-index position in bonds rated B and a lesser-than-index position in bonds rated BB as of Nov. 30, 2003. Given current market conditions, we may continue this positioning in the months ahead.

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6  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Questions & Answers

Q:   How is the portfolio positioned for the months ahead?

A: The high yield sector of the bond market has had tremendous success over the past 18 months. With the backdrop of a better economy, low interest rates and declining default rates, the market would suggest that the high yield run has further to go. While we are still bullish and believe there will be solid results in 2004, we believe the results will not be at the same pace as they were in 2003. Also, the technical environment for the high yield market is positive, as measured by cash inflows to this asset class. High yield bonds have historically shown the potential to do well when the economy is growing quickly. The U.S. economy's 8.20% growth rate in the third calendar quarter of 2003 was the most rapid pace in years. While it is not likely that this pace will be sustained, we do believe there is clear evidence of solid economic growth that will help bolster high yield bond credit quality and further reduce bond default rates in the months ahead. In the months ahead, we will continue to seek opportunities to capitalize on attractively valued bonds that have the potential to provide solid income and positive total returns. In addition, we now think it is prudent to start increasing credit quality at the margin. For example, if the Fund owns a strong BB bond and a B security that are trading close to each other, we'll trade out of the B security into the BB holding. We have begun to use this strategy a bit already, but plan to continue making these shifts in 2004.

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7  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Investments in Securities

High Yield Portfolio

Nov. 30, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (93.4%)
Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Aerospace & defense (1.4%)
Alliant Techsystems
   05-15-11             8.50%                $5,275,000           $5,828,875
DRS Technologies
  Sr Sub Nts
   11-01-13             6.88                  5,165,000(d)         5,242,475
L-3 Communications
   06-15-12             7.63                 17,395,000           18,960,550
TD Funding
   07-15-11             8.38                  8,010,000(d)         8,450,550
Total                                                             38,482,450

Automotive & related (2.0%)
Advanced Accessory System
  Sr Nts
   06-15-11            10.75                  6,395,000            6,906,600
Arvinmeritor
   02-15-09             6.80                  7,405,000            7,516,075
Delco Remy Intl
   08-01-06            10.63                  4,960,000            4,922,800
LDM Technologies
  Series B
   01-15-07            10.75                 13,555,000           13,622,775
RJ Tower
   06-01-13            12.00                  2,465,000(d,k)       2,323,263
Tenneco Automotive
  Series B
   07-15-13            10.25                 10,445,000           11,855,075
TRW Automotive
  Sr Nts
   02-15-13             9.38                  6,880,000(d)         7,774,400
Total                                                             54,920,988

Broker dealers (0.6%)
LaBranche
  Sr Nts
   08-15-04             9.50                  2,040,000            2,040,000
  Sr Sub Nts
   03-02-07            12.00                 14,720,000           14,131,200
Total                                                             16,171,200

Building materials & construction (2.1%)
Associated Materials
   04-15-12             9.75                  8,410,000            9,082,800
Koppers
   10-15-13             9.88                 13,795,000(d)        14,967,575
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11             9.00                  6,415,000(d)         6,751,788
Nortek Holdings
  Sr Nts (Zero coupon through 11-15-07,
  thereafter 10.00%)
   05-15-11            20.43                 24,150,000(f)        16,995,562
  Sr Sub Nts Series B
   06-15-11             9.88                  7,055,000            7,760,500
Total                                                             55,558,225

Cable (7.6%)
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13             8.75                 10,000,000(d)         9,875,000
Charter Communications Holdings
  Sr Nts
   09-15-10            10.25                  7,250,000(d)         7,376,875
Charter Communications Holdings LLC/Capital
  Sr Disc Nts (Zero coupon through 04-01-04,
  thereafter 9.92%)
   04-01-11            14.97                 10,550,000(f)         8,123,500
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12            20.27                 37,800,000(f)        20,034,000
  Sr Nts
   11-15-09             9.63                  5,000,000            4,037,500
   05-15-11            10.00                 13,890,000           11,112,000
CSC Holdings
  Sr Nts
   12-15-07             7.88                  1,480,000            1,517,000
   07-15-08             7.25                  7,800,000            7,839,000
  Sr Sub Deb
   05-15-16            10.50                 14,450,000           15,967,250
DirectTV Holdings/Finance
  Sr Nts
   03-15-13             8.38                 18,825,000           21,295,780

See accompanying notes to investments in securities.

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8  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Cable (cont.)
EchoStar DBS
  Sr Nts
   10-01-08             5.75%               $15,000,000(d)       $14,962,500
   10-01-11             6.38                 11,480,000(d)        11,480,000
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13             9.50                  6,275,000            6,792,688
Mediacom LLC/Capital
  Sr Nts
   01-15-13             9.50                 19,710,000           19,562,175
Pegasus Satellite
  Sr Disc Nts
  (Zero coupon through 03-01-04,
  thereafter 13.50%)
   03-01-07            22.27                  1,560,000(f)         1,209,000
  Sr Nts
   08-01-06            12.38                  5,130,000            4,591,350
   01-15-10            11.25                 16,145,000(d)        13,420,531
Rogers Cable
  (U.S. Dollar)
   06-15-13             6.25                  6,395,000(c)         6,418,981
Videotron Ltee
  (U.S. Dollar) Sr Nts
   01-15-14             6.88                 15,860,000(c,d)      16,335,800
Total                                                            201,950,930

Cellular telecommunications (6.7%)
ACC Escrow
  Sr Nts
   08-01-11            10.00                  7,780,000(d)         8,519,100
Alamosa Delaware
   07-31-10            11.00                  8,645,000            8,947,575
  (Zero coupon through 07-31-05,
  thereafter 12.00%)
   07-31-09            20.97                  3,870,000(f)         3,270,150
American Tower
  Sr Nts
   02-01-09             9.38                 16,195,000(k)        17,004,749
  Sr Sub Nts
   12-01-11             7.25                  9,825,000(d)         9,849,563
Crown Castle Intl
  Sr Nts
   05-15-11             9.00                  3,855,000            4,067,025
   08-01-11             9.38                 12,105,000           13,315,500
   12-01-13             7.50                  9,765,000(d,h)       9,569,700
Dobson Communications
  Sr Nts
   10-01-13             8.88                 10,380,000(d)        10,444,875
Nextel Communications
  Sr Nts
   08-01-15             7.38                 49,535,000           52,011,749
Rural Cellular
  Sr Nts
   02-01-10             9.88                 11,275,000(d)        11,697,813
  Sr Sub Nts Series B
   05-15-08             9.63                  3,910,000            3,636,300
SBA Communications
  Sr Nts
   02-01-09            10.25                  7,400,000            6,789,500
US Unwired
  Series B (Zero coupon through 11-01-04,
  thereafter 13.38%)
   11-01-09            21.47                 14,660,000(f)         9,675,600
Western Wireless
  Sr Nts
   07-15-13             9.25                 10,655,000           11,081,200
Total                                                            179,880,399

Chemicals (4.8%)
Arco Chemical
   02-01-20             9.80                  9,630,000            9,052,200
Avecia Group
  (U.S. Dollar)
   07-01-09            11.00                  2,575,000(c)         2,188,750
Equistar Chemical/Funding
   09-01-08            10.13                  3,700,000            3,922,000
  Sr Nts
   05-01-11            10.63                  8,930,000(d)         9,465,800
Georgia Gulf
  Sr Nts
   12-15-13             7.13                  4,150,000(d,h)       4,233,000
Huntsman ICI Chemicals LLC
   07-01-09            10.13                 10,140,000           10,114,650
Huntsman Intl LLC
  Sr Nts
   03-01-09             9.88                  8,865,000(d)         9,507,713
Lyondell Chemical
  Series A
   05-01-07             9.63                  5,690,000            5,860,700
Nalco
  Sr Nts
   11-15-11             7.75                  9,105,000(d)         9,491,963

See accompanying notes to investments in securities.

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9  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Chemicals (cont.)
Noveon
  Pay-in-kind
   08-31-11            13.00%               $14,121,900(g,i)     $15,039,824
  Series B
   02-28-11            11.00                  7,590,000            8,709,525
Resolution Performance
  Sr Sub Nts
   11-15-10            13.50                 24,675,000           19,493,249
Resolution Performance Products LLC/RPP Capital
  Sr Nts
   04-15-10             9.50                  4,870,000            4,821,300
Rhodia
  (U.S. Dollar) Sr Sub Nts
   06-01-11             8.88                  9,815,000(c,d)       8,784,425
Rockwood Specialties
  Sr Sub Nts
   05-15-11            10.63                  6,495,000(d)         7,144,500
Sovereign Specialty Chemicals
   03-15-10            11.88                  1,375,000            1,361,250
Total                                                            129,190,849

Electronics (0.6%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   05-15-13             6.50                  2,950,000(c)         2,950,000
Worldspan LP/WS Financing
  Sr Nts
   06-15-11             9.63                 13,015,000(d)        13,015,000
Total                                                             15,965,000

Energy (3.8%)
Chesapeake Energy
  Sr Nts
   01-15-16             6.88                  7,400,000(d)         7,511,000
Encore Acquisition
   06-15-12             8.38                  4,805,000            5,189,400
Eott Energy Escrow
   10-01-09            --                    33,515,000(b)         2,485,212
Eott Energy Partners LP/Finance
  Sr Nts Pay-in-Kind
   03-01-10             9.00                 12,581,992(g)        12,393,262
Forest Oil
   05-01-14             7.75                  6,800,000            7,106,000
Gulfterra Energy Partner
  Sr Nts
   06-01-10             6.25                 17,385,000           17,471,925
Hilcorp Energy/Finance
  Sr Nts
   09-01-10            10.50                 25,000,000(d)        27,250,000
Newfield Exploration
  Sr Nts
   03-01-11             7.63                  2,300,000            2,530,000
  Sr Sub Nts
   08-15-12             8.38                  9,095,000           10,095,450
Tom Brown
   09-15-13             7.25                  4,610,000            4,794,400
Westport Resources
   11-01-11             8.25                  6,585,000            7,177,650
Total                                                            104,004,299

Energy equipment & services (1.2%)
Grant Prideco
  Series B
   12-01-07             9.63                 11,700,000           12,928,500
Grant Prideco Escrow
   12-15-09             9.00                  2,830,000            3,070,550
Key Energy Services
  Series C
   03-01-08             8.38                  6,780,000            7,254,600
  Sr Nts
   05-01-13             6.38                  4,285,000            4,306,425
Offshore Logistics
   06-15-13             6.13                  4,155,000            3,988,800
Total                                                             31,548,875

Financial services (1.1%)
Dollar Financial Group
  Sr Nts
   11-15-11             9.75                  7,500,000(d)         7,725,000
Metris Companies
   11-01-04            10.00                 13,945,000           11,992,700
   07-15-06            10.13                  6,100,000            5,185,000
Metris Master Trust
  Series 2001-3 Cl C
   07-21-08             2.82                  3,800,000(d,l)       3,534,000
Total                                                             28,436,700

See accompanying notes to investments in securities.

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10  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Food (3.7%)
B&G Foods
  Series D
   08-01-07             9.63%                $6,115,000           $6,298,450
Burns Philp Capital Property
  (U.S. Dollar)
   07-15-12             9.75                 15,905,000(c,d)      16,461,675
  (U.S. Dollar) Sr Sub Nts
   02-15-11            10.75                 18,970,000(c,d)      20,108,200
Chiquita Brands Intl
  Sr Nts
   03-15-09            10.56                 26,006,000           28,704,122
Del Monte
  Series B
   05-15-11             9.25                 13,645,000           14,873,050
PPC Escrow
  Sr Sub Nts
   11-15-13             9.25                 13,995,000(d)        14,502,319
Total                                                            100,947,816

Furniture & appliances (0.2%)
Salton
  Sr Sub Nts
   04-15-08            12.25                  5,000,000(k)         5,300,000

Health care products (0.6%)
Apogent Technologies
  Sr Sub Nts
   05-15-13             6.50                  2,265,000(d)         2,349,938
Kinetic Concepts
  Sr Sub Nts
   05-15-13             7.38                 13,025,000(d)        13,350,625
Total                                                             15,700,563

Health care services (4.4%)
Ardent Health Services
  Sr Sub Nts
   08-15-13            10.00                 14,185,000(d)        15,177,950
Fisher Scientific Intl
  Sr Sub Nts
   09-01-13             8.00                  9,400,000(d)        10,128,500
Iasis Healthcare
   10-15-09             8.50                 11,195,000           11,474,875
   10-15-09            13.00                  6,825,000            7,644,000
Natl Nephrology Associates
  Sr Sub Nts
   11-01-11             9.00                 14,855,000(d)        15,374,925
NeighborCare
  Sr Sub Nts
   11-15-13             6.88                  3,105,000(d)         3,128,288
Province Healthcare
  Sr Sub Nts
   06-01-13             7.50                 11,290,000           11,402,900
Tenet Healthcare
  Sr Nts
   12-01-11             6.38                  8,330,000            7,705,250
   06-01-12             6.50                  5,045,000            4,641,400
Triad Hospitals
  Series B
   05-01-09             8.75                  6,340,000            6,855,125
Vanguard Health Systems
   08-01-11             9.75                 23,590,000           25,241,300
Total                                                            118,774,513

Home building (2.2%)
Lyon (William) Homes
   04-01-13            10.75                 11,040,000           12,378,600
Meritage
   06-01-11             9.75                  9,825,000           10,918,031
Schuler Homes
   07-15-11            10.50                 12,115,000           13,856,532
Standard Pacific
  Sr Nts
   10-11-08             6.50                  2,320,000            2,343,200
  Sr Sub Nts
   04-15-12             9.25                  2,705,000            3,002,550
WCI Communities
   02-15-11            10.63                 11,205,000           12,549,600
  Sr Sub Nts
   10-01-13             7.88                  5,495,000(d)         5,714,800
Total                                                             60,763,313

Household products (0.8%)
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13            21.24                  7,860,000(d,f,h)     4,932,150
Revlon Consumer Products
   12-01-05            12.00                  4,815,000            4,827,038
Seminis Vegtable Seeds
  Sr Sub Nts
   10-01-13            10.25                 10,000,000(d)        10,600,000
Total                                                             20,359,188

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Industrial services (3.7%)
Alliance Laundry System
  Series B
   05-01-08             9.63%                $2,500,000           $2,562,500
Allied Waste North America
   11-15-10             6.50                  9,585,000(d)         9,608,963
  Series B
   01-01-09             7.88                  3,855,000            3,980,288
   09-01-12             9.25                  9,180,000           10,235,700
  Sr Nts
   04-15-13             7.88                 18,210,000           19,484,699
Interline Brands
  Sr Sub Nts
   05-15-11            11.50                 16,025,000(d)        17,627,500
Johnsondiversey Holdings
  (Zero coupon through 05-15-07,
  thereafter 10.67%)
   05-15-13            20.70                 29,890,000(d,f)      22,641,675
Natl Waterworks
  Series B
   12-01-12            10.50                  9,430,000           10,538,025
Williams Scotsman
   08-15-08            10.00                  4,195,000            4,551,575
Total                                                            101,230,925

Industrial transportation (0.9%)
Interpool
   08-01-07             7.20                  3,760,000            3,440,400
   08-01-07             7.35                 13,990,000           12,870,800
Quality Distribution/QD Capital
  Sr Sub Nts
   11-15-10             9.00                  7,680,000(d)         7,910,400
Total                                                             24,221,600

Insurance (0.3%)
Leucadia Natl
  Sr Nts
   08-15-13             7.00                  7,645,000(d)         7,568,550

Leisure time & entertainment (0.2%)
Remington Arms
   02-01-11            10.50                  5,270,000            5,480,800

Lodging & gaming (5.6%)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09             9.25                  7,920,000            8,593,200
Extended Stay America
  Sr Sub Nts
   06-15-11             9.88                  4,305,000            4,762,406
Gaylord Entertainment
  Sr Nts
   11-15-13             8.00                  6,160,000(d)         6,406,400
Hammons (John Q) Hotels
  1st Mtge Series B
   05-15-12             8.88                  3,280,000            3,567,000
Hilton Hotels
   12-01-12             7.63                  3,940,000            4,363,550
HMH Properties
  Series B
   08-01-08             7.88                  5,020,000            5,183,150
Host Marriott LP
  Sr Nts
   11-01-13             7.13                  9,255,000(d)         9,185,588
Inn of the Mountain Gods
  Sr Nts
   11-15-10            12.00                  7,345,000(d)         7,730,613
Majestic Star Casino LLC
   10-15-10             9.50                  7,930,000(d)         8,029,125
MeriStar Hospitality
   01-15-08             9.00                  3,870,000            4,019,963
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11             8.38                  7,125,000            7,766,250
Old Evangeline Downs
   03-01-10            13.00                  5,140,000            5,422,700
Park Place Entertainment
  Sr Sub Nts
   05-15-11             8.13                 15,580,000           17,157,474
Poster Financial Group
   12-01-11             8.75                  4,315,000(d,h)       4,422,875
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12             8.38                  8,540,000            8,668,100
RFS Partnership LP
   03-01-12             9.75                  4,575,000            4,941,000
River Rock Entertainment
  Sr Nts
   11-01-11             9.75                  6,195,000(d)         6,597,675
Riviera Holdings
   06-15-10            11.00                  5,235,000            5,333,156

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Lodging & gaming (cont.)
Starwood Hotels Resorts
   05-01-12             7.88%                $4,580,000           $5,078,075
Trump Atlantic City Assn/Funding
   05-01-06            11.25                  2,960,000            2,227,400
Wheeling Island Gaming
   12-15-09            10.13                  7,675,000            8,058,750
Wynn Las Vegas LLC
  2nd Mtge
   11-01-10            12.00                 11,580,000           13,490,700
Total                                                            151,005,150

Machinery (2.2%)
Blount
   08-01-09            13.00                  7,405,000            7,516,075
Case New Holland
  Sr Nts
   08-01-11             9.25                 10,000,000(d)        11,200,000
Columbus McKinnon
   04-01-08             8.50                  3,370,000            3,134,100
   08-01-10            10.00                 10,220,000(d)        10,833,200
Joy Global
  Series B
   03-15-12             8.75                  6,230,000            6,884,150
Motors & Gears
  Sr Nts Series D
   11-15-06            10.75                 14,650,000           12,306,000
Terex
  Sr Sub Nts
   01-15-14             7.38                  7,500,000(d)         7,443,750
Total                                                             59,317,275

Media (9.4%)
American Media Operation
   01-15-11             8.88                  6,885,000            7,366,950
AOA Holdings LLC
  Sr Nts
   06-15-08            12.00                 24,375,000(i)        27,056,249
CanWest Media
  (U.S. Dollar) Series B
   04-15-13             7.63                  4,370,000(c)         4,752,375
  (U.S. Dollar) Sr Sub Nts
   05-15-11            10.63                  4,605,000(c)         5,226,675
CBD Media/Finance
  Sr Sub Nts
   06-01-11             8.63                  6,730,000(d)         7,285,225
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12             8.75                  8,745,000(c)         9,575,775
Dex Media
   11-15-13             8.00                 22,380,000(d)        22,659,750
Dex Media East LLC/Finance
   11-15-09             9.88                 11,410,000           12,950,350
Dex Media West/Finance
  Sr Nts
   08-15-10             8.50                  8,080,000(d)         8,807,200
  Sr Sub Nts
   08-15-13             9.88                 15,095,000(d)        17,132,825
Hollinger
  (U.S. Dollar)
   03-01-11            11.88                  4,855,000(c,d)       5,316,225
Hollinger Intl Publishing
  Sr Nts
   12-15-10             9.00                  8,775,000            9,301,500
Lamar Media
   01-01-13             7.25                  3,750,000            4,003,125
Nexstar Finance Holdings LLC
  (Zero coupon through 04-01-08,
  thereafter 11.38%)
   04-01-13            11.93                 11,540,000(f)         8,308,800
Nexstar Finance LLC
   04-01-08            12.00                 11,360,000           12,694,800
Paxson Communications
  (Zero coupon through 01-15-06,
  thereafter 12.25%)
   01-15-09            12.26                 10,415,000(f)         8,904,825
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11            11.13                 11,470,000(c)        13,190,500
Radio One
  Series B
   07-01-11             8.88                  7,470,000            8,217,000
Sinclair Broadcast Group
   03-15-12             8.00                 13,285,000           14,181,738
Sun Media
  (U.S. Dollar)
   02-15-13             7.63                  4,815,000(c)         5,170,106
Susquehanna Media
  Sr Sub Nts
   05-15-09             8.50                  9,330,000            9,819,825
   04-15-13             7.38                  2,660,000            2,766,400
United Artists Theatre
   07-01-15             9.30                 15,521,569           15,366,352
Von Hoffman
   03-15-09            10.25                 10,170,000           10,703,925
Total                                                            250,758,495

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Metals (1.5%)
Euramax Intl
  Sr Sub Nts
   08-15-11             8.50%                $8,590,000(d)        $9,019,500
Jorgensen Earle M.
   06-01-12             9.75                  5,890,000            6,449,550
Peabody Energy
  Series B
   03-15-13             6.88                  9,945,000           10,467,113
United States Steel
  Sr Nts
   05-15-10             9.75                 15,000,000           15,975,000
Total                                                             41,911,163

Miscellaneous (1.2%)
Corrections Corp of America
  Sr Nts
   05-01-11             7.50                  7,950,000(d)         8,307,750
Hines Nurseries
  Sr Nts
   10-01-11            10.25                  4,335,000(d)         4,692,638
NationsRent
   10-15-10             9.50                 12,850,000(d)        13,331,875
Rent-Way
   06-15-10            11.88                  5,545,000(d)         6,016,325
 Total                                                            32,348,588

Multi-industry (1.1%)
SPX
  Sr Nts
   06-15-11             6.25                 11,155,000           11,266,550
   01-01-13             7.50                  5,115,000            5,473,050
Vivendi Universal
  (U.S. Dollar) Sr Nts
   07-15-08             6.25                  5,240,000(c,d)       5,502,000
   04-15-10             9.25                  6,200,000(c,d)       7,269,500
Total                                                             29,511,100

Paper & packaging (6.0%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-13             6.00                  9,750,000(c)         9,096,848
Boise Cascade
  Sr Nts
   11-01-10             6.50                  5,620,000            5,744,314
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13             7.25                  8,920,000(c)         9,321,400
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11             9.50                  6,670,000(c)         7,470,400
   03-01-13            10.88                 13,205,000(c)        15,251,774
Crown Paper
  Sr Sub Nts
   09-01-05            11.00                 29,470,000(b)             2,947
Doman Inds
  (U.S. Dollar) Sr Nts Series B
   11-15-07             9.25                 14,745,000(b,c)       2,211,750
Georgia-Pacific
   02-01-10             8.88                  5,460,000            6,183,450
   02-01-13             9.38                 10,445,000           11,985,637
   06-15-15             7.70                  8,140,000            8,404,550
  Sr Nts
   07-15-08             7.38                  5,410,000            5,748,125
Graphic Packaging Intl
  Sr Nts
   08-15-11             8.50                  7,780,000(d)         8,645,525
Jefferson Smurfit
   06-01-13             7.50                  4,880,000            5,026,400
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12             9.63                 19,640,000(c)        21,800,399
Millar Western Forest
  (U.S. Dollar) Sr Nts
   11-15-13             7.75                  3,080,000(c,d)       3,130,050
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13             6.75                  2,775,000(c,d)       2,886,000
Owens-Brockway Glass
   02-15-09             8.88                    930,000            1,006,725
   05-15-11             7.75                  1,585,000            1,660,288
   11-15-12             8.75                  7,310,000            7,986,175
   05-15-13             8.25                  8,955,000            9,380,363
Smurfit-Stone Container
   10-01-12             8.25                  8,575,000            9,185,969
Stone Container
  Sr Nts
   07-01-12             8.38                 10,210,000           11,077,850
Total                                                            163,206,939

Restaurants (0.4%)
Domino's
  Sr Sub Nts
   07-01-11             8.25                 11,010,000(d)        11,601,788

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Retail -- drugstores (0.4%)
Rite Aid
   12-15-08             6.13%                $1,500,000(d)        $1,417,500
   05-01-10             8.13                  9,200,000            9,890,000
Total                                                             11,307,500

Retail -- general (1.2%)
Finlay Enterprises
   05-01-08             9.00                  1,750,000            1,769,688
Flooring America
  Series B
   10-15-07             9.25                  9,245,000(b)               925
General Nutrition Center
  Sr Sub Nts
   12-01-10             8.50                  4,305,000(d,h)       4,391,100
PCA LLC/PCA Finance
  Sr Nts
   08-01-09            11.88                 12,855,000           14,044,087
Sonic Automotive
  Sr Sub Nts
   08-15-13             8.63                  4,885,000(d)         5,141,463
United Auto Group
   03-15-12             9.63                  7,030,000            7,803,299
Total                                                             33,150,562

Retail -- grocery (0.2%)
Dairy Mart Convenience Stores
  Series B
   03-15-04            10.25                  6,250,000(b)         1,062,500
  Sr Sub Nts
   03-15-04            10.25                 17,675,000(b)         3,004,750
Total                                                              4,067,250

Telecom equipment & services (2.8%)
Cincinnati Bell
   07-15-13             7.25                 17,595,000(d)        18,200,796
  Sr Sub Nts
   01-15-14             8.38                  9,325,000(d)         9,767,938
Fairpoint Communications
  Sr Sub Nts
   05-01-10            12.50                  7,840,000            8,506,400
  Sr Sub Nts Series B
   05-01-08             9.50                 10,855,000           10,692,175
NATG Holdings LLC/Orius Capital
  Series B
   02-01-10            12.75                 19,000,000(b)            38,000
Qwest Services
   12-15-10            13.50                 23,978,000(d)        28,204,122
Total                                                             75,409,431

Utilities -- electric (2.8%)
AES
   05-15-13             8.75                 13,720,000(d)        14,851,900
Aquila
  Sr Nts
   11-15-09             7.63                  5,100,000            4,934,250
CMS Energy
  Sr Nts
   08-01-10             7.75                 15,180,000(d)        15,521,549
IPALCO Enterprises
   11-14-08             8.38                  7,060,000            7,713,050
   11-14-11             8.63                 11,545,000           12,612,913
PG&E
   07-15-08             6.88                  9,070,000(d)         9,629,438
Reliant Resources
   07-15-10             9.25                 10,600,000(d)        10,706,000
Total                                                             75,969,100

Utilities -- natural gas (6.7%)
ANR Pipeline
   03-15-10             8.88                 13,835,000           15,253,087
Barrett Resources
  Sr Nts
   02-01-07             7.55                  6,210,000            6,644,700
Calpine Canada Energy Finance
  (U.S. Dollar)
   05-01-08             8.50                  1,000,000(c)           740,000
Dynegy Holdings
   07-15-10             9.88                  4,480,000(d)         4,905,600
   07-15-13            10.13                  8,730,000(d)         9,624,825
El Paso
   06-15-12             7.88                 17,980,000(k)        15,822,399
El Paso Production Holding
   06-01-13             7.75                 38,605,000(d)        36,771,262
Northwest Pipeline
   12-01-07             6.63                  5,245,000            5,494,138
   03-01-10             8.13                  4,890,000            5,415,675
PG&E Gas Transmission
  Sr Nts
   06-01-05             7.10                 11,590,000           11,763,850
Sonat
   06-01-05             6.88                 11,075,000           10,853,500
   07-15-11             7.63                  7,690,000            6,651,850
Southern Natural Gas
   03-15-10             8.88                 11,995,000           13,224,488
Southern Star Central
   08-01-10             8.50                  9,815,000(d)        10,796,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Issuer                 Coupon                  Principal            Value(a)
                        rate                    amount

Utilities -- natural gas (cont.)
Transcontinental Gas Pipeline
   01-15-08             6.25%                $6,300,000           $6,504,750
  Series B
   08-15-11             7.00                  4,730,000            5,096,575
  Sr Nts Series B
   07-15-12             8.88                  7,470,000            8,795,925
Williams Companies
  Sr Nts
   06-01-10             8.63                  5,740,000            6,349,875
Total                                                            180,708,999

Utilities -- telephone (0.2%)
MCI Communications
   03-15-24             7.75                  3,800,000(b)         3,068,500
  Sr Nts
   04-15-10             6.50                  4,500,000(b,k)       3,633,750
Total                                                              6,702,250

Variable rate senior loan interests (2.9%)
American Commercial Lines LLC
  Term Loan A
   06-30-05             5.50                  5,471,555            4,596,106
  Term Loan B
   06-30-06             5.75                  8,778,445            7,373,894
Eott Energy
  Term Loan A
   08-31-04             9.00                  5,333,333            5,280,000
  Term Loan B
   08-31-04            10.00                  2,666,667            2,640,000
Metris Companies
  Term Loan
   06-30-04            12.00                  6,752,880            6,651,587
Qwest
  Term Loan B
   06-30-10             6.95                 52,580,000           52,514,275
Total                                                             79,055,862

Total bonds
(Cost: $2,448,954,683)                                        $2,522,488,635

Common stocks (0.4%)
Issuer                                          Shares             Value(a)

Arena Brands                                    111,111(b,i)        $888,888
Davel Communications                          3,006,257(b)            97,703
Link Energy LLC                               1,445,456(b)         9,973,647
PFB Telecom Cl B                                960,262(b)                 1
Stellex Aerostructures                            2,460(b,j)              --

Total common stocks
(Cost: $75,146,944)                                              $10,960,239

Preferred stocks & other (3.2%)
Issuer                                          Shares             Value(a)

Alamosa Holdings
   7.50% Cv Series B                             18,170           $5,814,400
CSC Holdings
   11.13% Cm Series M                            61,090            6,490,813
   11.75% Cm Series H                           134,506           14,190,383
Dobson Communications
   13.00% Pay-in-kind                             7,197(g)         7,700,790
SGW Holding
   Cm Pay-in-kind Series B                      227,301(b,g,i,j)          --
   Cv Series A                                   87,091(b,i,j)            --
   Warrants                                       2,750(b,i,j)            --
Varde Fund V LP                              25,000,000(b,e,i)    41,958,600
Wayland Investment Fund LLC                  26,000,000(b,e,i)    11,024,780

Total preferred stocks & other
(Cost: $88,242,120)                                              $87,179,766

Short-term securities (3.4%)

Issuer               Annualized                 Amount              Value(a)
                    yield on date             payable at
                     of purchase               maturity

U.S. government agencies (2.6%)
Federal Home Loan Mtge Corp Disc Nt
   01-08-04             1.08%               $50,000,000          $49,942,734
Federal Natl Mtge Assn Disc Nt
   01-28-04             1.07                 23,000,000           22,961,452
Total                                                             72,904,186

Commercial paper (0.8%)
Fairway Finance
   12-01-03             1.05                 20,400,000(m)        20,398,215

Total short-term securities
(Cost: $93,298,071)                                              $93,302,401

Total investments in securities
(Cost: $2,705,641,818)(n)                                     $2,713,931,041

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2003, the value of foreign securities represented 7.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) At Nov. 30, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $26,972,888.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2003, is as follows:

     Security                             Acquisition                    Cost
                                             dates
     AOA Holdings LLC
       12.00% Sr Nts 2008                  06-02-02               $24,375,000
     Arena Brands
       Common                              09-03-92                 5,888,888
     Noveon
       13.00% Pay-in-kind 2011      03-10-03 thru 09-15-03         14,147,757
     SGW Holding
       CM Pay-in-kind Series B      08-12-97 thru 04-15-03          2,990,754
       Cv Series A                         08-12-97                   899,998
       Warrants                            08-12-97                   867,900
     Varde Fund V LP                04-27-00 thru 06-19-00         25,000,000
     Wayland Investment Fund LLC           05-17-00                28,911,480

(j)  Negligible market value.

(k) Security is partially or fully on loan. See Note 4 to the financial statements.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(n) At Nov. 30, 2003, the cost of securities for federal income tax purposes was approximately $2,705,642,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 186,297,000
     Unrealized depreciation                                     (178,008,000)
                                                                 ------------
     Net unrealized appreciation                                $   8,289,000
                                                                -------------

--------------------------------------------------------------------------------
17  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,705,641,818)                            $2,713,931,041
Dividends and accrued interest receivable                          50,604,341
Receivable for investment securities sold                           6,051,976
                                                                    ---------
Total assets                                                    2,770,587,358
                                                                -------------
Liabilities
Disbursements in excess of cash on demand deposit                     621,330
Payable for investment securities purchased                        39,425,813
Payable upon return of securities loaned (Note 4)                  25,269,120
Accrued investment management services fee                             84,213
Other accrued expenses                                                 46,167
                                                                       ------
Total liabilities                                                  65,446,643
                                                                   ----------
Net assets                                                     $2,705,140,715
                                                               ==============
*Including securities on loan, at value (Note 4)               $   23,931,720
                                                               --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                    $  1,829,023
Interest                                                                      110,842,746
Fee income from securities lending (Note 4)                                        42,855
                                                                                   ------
Total income                                                                  112,714,624
                                                                              -----------
Expenses (Note 2):
Investment management services fee                                              7,337,338
Compensation of board members                                                       7,616
Custodian fees                                                                     91,228
Audit fees                                                                         19,500
Other                                                                              22,759
                                                                                   ------
Total expenses                                                                  7,478,441
                                                                                ---------
Investment income (loss) -- net                                               105,236,183
                                                                              -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                              92,161,563
   Foreign currency transactions                                                      542
                                                                                      ---
Net realized gain (loss) on investments                                        92,162,105
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          44,771,850
                                                                               ----------
Net gain (loss) on investments and foreign currencies                         136,933,955
                                                                              -----------
Net increase (decrease) in net assets resulting from operations              $242,170,138
                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Statements of changes in net assets
High Yield Portfolio
                                                                             Nov. 30, 2003        May 31, 2003
                                                                           Six months ended        Year ended
                                                                              (Unaudited)
Operations
Investment income (loss) -- net                                            $  105,236,183      $  193,027,760
Net realized gain (loss) on investments                                        92,162,105        (377,353,435)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          44,771,850         350,838,704
                                                                               ----------         -----------
Net increase (decrease) in net assets resulting from operations               242,170,138         166,513,029
                                                                              -----------         -----------
Proceeds from contributions                                                    94,004,147         142,825,746
Fair value of withdrawals                                                     (75,464,204)       (318,702,199)
                                                                              -----------        ------------
Net contributions (withdrawals) from partners                                  18,539,943        (175,876,453)
                                                                               ----------        ------------
Total increase (decrease) in net assets                                       260,710,081          (9,363,424)
Net assets at beginning of period                                           2,444,430,634       2,453,794,058
                                                                            -------------       -------------
Net assets at end of period                                                $2,705,140,715      $2,444,430,634
                                                                           ==============      ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Notes to Financial Statements

High Yield Portfolio

(Unaudited as to Nov. 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
21  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
22  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Illiquid securities

As of Nov. 30, 2003, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 2003 was $95,968,341 representing 3.55% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2003, the Portfolio has entered into outstanding when-issued securities of $26,972,888.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

--------------------------------------------------------------------------------
23  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,904,954,723 and $1,746,668,553, respectively, for the six months ended Nov. 30, 2003. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Nov. 30, 2003, securities valued at $23,931,720 were on loan to brokers. For collateral, the Portfolio received $25,269,120 in cash. Income from securities lending amounted to $42,855 for the six months ended Nov. 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                              2003(e)    2003        2002      2001      2000
Ratio of expenses to average daily net assets(a)                         .58%(c)    .59%        .58%      .59%      .57%
Ratio of net investment income (loss) to average daily net assets       8.16%(c)   8.80%       9.13%    11.92%    10.69%
Portfolio turnover rate (excluding short-term securities)                 71%       139%        125%       76%       44%
Total return(b)                                                         9.89%(d)   8.06%      (3.69%)    (.58%)   (2.08%)

Notes to financial highlights

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
24  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Bond Fund

Nov. 30, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $ 2,705,027,635
Capital shares receivable                                                                                  1,026,214
                                                                                                           ---------
Total assets                                                                                           2,706,053,849
                                                                                                       -------------
Liabilities
Dividends payable to shareholders                                                                          3,614,652
Capital shares payable                                                                                       817,378
Accrued distribution fee                                                                                      71,606
Accrued service fee                                                                                                5
Accrued transfer agency fee                                                                                   19,649
Accrued administrative services fee                                                                            6,748
Other accrued expenses                                                                                        99,041
                                                                                                              ------
Total liabilities                                                                                          4,629,079
                                                                                                           ---------
Net assets applicable to outstanding capital stock                                                   $ 2,701,424,770
                                                                                                     ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $     9,742,671
Additional paid-in capital                                                                             4,196,220,973
Undistributed net investment income                                                                       19,964,506
Accumulated net realized gain (loss) (Note 4)                                                         (1,533,713,297)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                      9,209,917
                                                                                                           ---------
Total -- representing net assets applicable to outstanding capital stock                             $ 2,701,424,770
                                                                                                     ===============
Net assets applicable to outstanding shares:               Class A                                   $ 1,859,679,813
                                                           Class B                                   $   802,153,654
                                                           Class C                                   $    38,597,757
                                                           Class Y                                   $       993,546
Net asset value per share of outstanding capital stock:    Class A shares           670,501,784      $          2.77
                                                           Class B shares           289,401,947      $          2.77
                                                           Class C shares            14,004,785      $          2.76
                                                           Class Y shares               358,571      $          2.77
                                                                                        -------      ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Statement of operations
AXP High Yield Bond Fund

Six months ended Nov. 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                                               $  1,828,946
Interest                                                                                                 110,847,726
Fee income from securities lending                                                                            42,853
                                                                                                              ------
Total income                                                                                             112,719,525
                                                                                                         -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                          7,478,128
Distribution fee
   Class A                                                                                                 2,221,989
   Class B                                                                                                 3,788,717
   Class C                                                                                                   173,453
Transfer agency fee                                                                                        1,746,404
Incremental transfer agency fee
   Class A                                                                                                   123,327
   Class B                                                                                                    92,575
   Class C                                                                                                     4,467
Service fee -- Class Y                                                                                           446
Administrative services fees and expenses                                                                    598,674
Compensation of board members                                                                                  5,691
Printing and postage                                                                                         224,375
Registration fees                                                                                             96,872
Audit fees                                                                                                     6,500
Other                                                                                                          7,896
                                                                                                               -----
Total expenses                                                                                            16,569,514
   Earnings credits on cash balances (Note 2)                                                                (11,763)
                                                                                                             -------
Total net expenses                                                                                        16,557,751
                                                                                                          ----------
Investment income (loss) -- net                                                                           96,161,774
                                                                                                          ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                  92,157,269
   Foreign currency transactions                                                                                 542
                                                                                                                 ---
Net realized gain (loss) on investments                                                                   92,157,811
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     44,770,400
                                                                                                          ----------
Net gain (loss) on investments and foreign currencies                                                    136,928,211
                                                                                                         -----------
Net increase (decrease) in net assets resulting from operations                                         $233,089,985
                                                                                                        ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP High Yield Bond Fund
                                                                             Nov. 30, 2003       May 31, 2003
                                                                            Six months ended       Year ended
                                                                              (Unaudited)
Operations and distributions
Investment income (loss) -- net                                            $   96,161,774      $  177,316,157
Net realized gain (loss) on investments                                        92,157,811        (377,342,855)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          44,770,400         350,828,372
                                                                               ----------         -----------
Net increase (decrease) in net assets resulting from operations               233,089,985         150,801,674
                                                                              -----------         -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                 (64,689,371)       (119,679,119)
      Class B                                                                 (24,665,597)        (47,332,737)
      Class C                                                                  (1,139,401)         (1,586,489)
      Class Y                                                                     (33,331)            (45,459)
   Tax return of capital
      Class A                                                                          --          (6,864,499)
      Class B                                                                          --          (2,714,889)
      Class C                                                                          --             (90,997)
      Class Y                                                                          --              (2,608)
                                                                              -----------        ------------
Total distributions                                                           (90,527,700)       (178,316,797)
                                                                              -----------        ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                    278,520,757         346,054,593
   Class B shares                                                             122,718,405         182,231,463
   Class C shares                                                              11,832,010          17,481,732
   Class Y shares                                                                 629,985             621,295
Reinvestment of distributions at net asset value
   Class A shares                                                              47,110,128          90,738,834
   Class B shares                                                              19,389,262          38,831,129
   Class C shares                                                                 894,582           1,310,775
   Class Y shares                                                                  32,937              48,392
Payments for redemptions
   Class A shares                                                            (226,034,269)       (436,155,601)
   Class B shares (Note 2)                                                   (130,934,843)       (211,944,757)
   Class C shares (Note 2)                                                     (6,530,686)         (9,222,933)
   Class Y shares                                                                (494,215)           (698,094)
                                                                                 --------            --------
Increase (decrease) in net assets from capital share transactions             117,134,053          19,296,828
                                                                              -----------          ----------
Total increase (decrease) in net assets                                       259,696,338          (8,218,295)
Net assets at beginning of period                                           2,441,728,432       2,449,946,727
                                                                            -------------       -------------
Net assets at end of period                                                $2,701,424,770      $2,441,728,432
                                                                           ==============      ==============
Undistributed net investment income                                        $   19,964,506      $   14,330,432
                                                                           --------------      --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP High Yield Bond Fund

(Unaudited as to Nov. 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
28  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
29  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,134,304 for Class A, $332,375 for Class B and $6,712 for Class C for the six months ended Nov. 30, 2003.

During the six months ended Nov. 30, 2003, the Fund's transfer agency fees were reduced by $11,763 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                      Six months ended Nov. 30, 2003
                                           Class A        Class B        Class C     Class Y
Sold                                   103,059,571     45,381,836      4,407,735     234,005
Issued for reinvested distributions     17,326,457      7,143,480        331,088      12,129
Redeemed                               (83,602,582)   (48,473,979)    (2,435,400)   (184,498)
                                       -----------    -----------     ----------    --------
Net increase (decrease)                 36,783,446      4,051,337      2,303,423      61,636
                                        ----------      ---------      ---------      ------

                                                          Year ended May 31, 2003
                                           Class A        Class B        Class C     Class Y
Sold                                   140,130,231     73,550,210      7,134,615     251,069
Issued for reinvested distributions     37,191,962     15,924,113        539,704      19,784
Redeemed                              (177,934,640)   (86,475,991)    (3,779,769)   (284,857)
                                      ------------    -----------     ----------    --------
Net increase (decrease)                   (612,447)     2,998,332      3,894,550     (14,004)
                                          --------      ---------      ---------     -------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $1,614,941,524 as of May 31, 2003, that will expire in 2004 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
30  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2003.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $2.62     $2.65      $3.07     $3.48     $3.97
Income from investment operations:
Net investment income (loss)                                                 .10       .21        .25       .38       .39
Net gains (losses) (both realized and unrealized)                            .15      (.03)      (.38)     (.41)     (.49)
Total from investment operations                                             .25       .18      (.13)      (.03)     (.10)
Less distributions:
Dividends from net investment income                                        (.10)     (.20)      (.24)     (.38)     (.39)
Tax return of capital                                                         --      (.01)      (.05)       --        --
Total distributions                                                         (.10)     (.21)      (.29)     (.38)     (.39)
Net asset value, end of period                                             $2.77     $2.62      $2.65     $3.07     $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                   $1,860    $1,662     $1,681    $1,898    $2,224
Ratio of expenses to average daily net assets(c)                           1.05%(d)  1.07%      1.03%     1.04%      .99%
Ratio of net investment income (loss) to average daily net assets          7.72%(d)  8.35%      8.73%    11.54%    10.32%
Portfolio turnover rate (excluding short-term securities)                    71%      139%       125%       76%       44%
Total return(e)                                                            9.61%(f)  7.53%     (4.31%)    (.94%)   (2.78%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
31  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $2.62     $2.65      $3.07     $3.48     $3.97
Income from investment operations:
Net investment income (loss)                                                 .09       .19        .23       .35       .36
Net gains (losses) (both realized and unrealized)                            .15      (.03)      (.38)     (.41)     (.49)
Total from investment operations                                             .24       .16       (.15)     (.06)     (.13)
Less distributions:
Dividends from net investment income                                        (.09)     (.18)      (.22)     (.35)     (.36)
Tax return of capital                                                         --      (.01)      (.05)       --        --
Total distributions                                                         (.09)     (.19)      (.27)     (.35)     (.36)
Net asset value, end of period                                             $2.77     $2.62      $2.65     $3.07     $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                     $802      $748       $748      $807      $917
Ratio of expenses to average daily net assets(c)                           1.81%(d)  1.83%      1.79%     1.80%     1.75%
Ratio of net investment income (loss) to average daily net assets          6.95%(d)  7.59%      7.94%    10.79%     9.58%
Portfolio turnover rate (excluding short-term securities)                    71%      139%       125%       76%       44%
Total return(e)                                                            9.19%(f)  6.73%     (5.05%)   (1.69%)   (3.53%)

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003       2002      2001(b)
Net asset value, beginning of period                                       $2.61     $2.64      $3.05     $3.48
Income from investment operations:
Net investment income (loss)                                                 .09       .19        .23       .32
Net gains (losses) (both realized and unrealized)                            .15      (.03)      (.37)     (.43)
Total from investment operations                                             .24       .16       (.14)     (.11)
Less distributions:
Dividends from net investment income                                        (.09)     (.18)      (.22)     (.32)
Tax return of capital                                                         --      (.01)      (.05)       --
Total distributions                                                         (.09)     (.19)      (.27)     (.32)
Net asset value, end of period                                             $2.76     $2.61      $2.64     $3.05

Ratios/supplemental data
Net assets, end of period (in millions)                                      $39       $31        $21        $8
Ratio of expenses to average daily net assets(c)                           1.82%(d)  1.83%      1.79%     1.80%(d)
Ratio of net investment income (loss) to average daily net assets          6.97%(d)  7.52%      7.39%    11.10%(d)
Portfolio turnover rate (excluding short-term securities)                    71%      139%       125%       76%
Total return(e)                                                            9.23%(f)  6.78%     (4.76%)   (2.92%)(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
32  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003       2002      2001      2000
Net asset value, beginning of period                                       $2.62     $2.65      $3.07     $3.48     $3.97
Income from investment operations:
Net investment income (loss)                                                 .10       .21        .26       .38       .39
Net gains (losses) (both realized and unrealized)                            .15      (.03)      (.38)     (.41)     (.49)
Total from investment operations                                             .25       .18       (.12)     (.03)     (.10)
Less distributions:
Dividends from net investment income                                        (.10)     (.20)      (.25)     (.38)     (.39)
Tax return of capital                                                         --      (.01)      (.05)       --        --
Total distributions                                                         (.10)     (.21)      (.30)     (.38)     (.39)
Net asset value, end of period                                             $2.77     $2.62      $2.65     $3.07     $3.48

Ratios/supplemental data
Net assets, end of period (in millions)                                       $1        $1         $1        $1        $1
Ratio of expenses to average daily net assets(c)                            .89%(d)   .91%       .87%      .88%      .83%
Ratio of net investment income (loss) to average daily net assets          7.90%(d)  8.52%      8.80%    11.72%    10.34%
Portfolio turnover rate (excluding short-term securities)                    71%      139%       125%       76%       44%
Total return(e)                                                            9.69%(f)  7.70%     (4.17%)    (.78%)   (2.68%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
33  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
34  ---  AXP HIGH YIELD BOND FUND  ---  2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
  EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.  Not applicable at this time.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9. Submission of matters to a vote of security holders. Not applicable at this time.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP High Yield Income Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          February 3, 2004